Financial results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial results
Interest on tuition fees paid in arrears	R$ 24,079	R$ 26,545	R$ 17,456
Financial investment yield	32,801	31,392	23,982
Foreign exchange gain	2,912	5,870	3,817
Other	1,178	759	265
Total	60,970	64,566	45,520
Interest on payables from acquisition of subsidiaries	(40,303)	(40,069)	(40,405)
Interest on lease	(33,858)	(28,246)	(16,008)
Interest on loans and financing	(264,313)	(165,881)	(8,642)
Foreign exchange loss	(3,960)	(7,481)	(1,711)
Other	(24,111)	(22,760)	(8,113)
Total	(366,545)	(264,437)	(74,879)
Financial results	R$ (305,575)	R$ (199,871)	R$ (29,359)